Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Capital Appreciation Portfolio
March 31, 2026
VIPCAP-NPRT1-0526
1.814640.121
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRIA - 1.5%
Financials - 1.5%
Banks - 1.5%
Erste Group Bank AG	115,426	12,468,926
BRAZIL - 1.8%
Materials - 1.8%
Metals & Mining - 1.8%
Wheaton Precious Metals Corp	118,582	15,565,433
CANADA - 4.2%
Financials - 0.8%
Capital Markets - 0.8%
Brookfield Asset Management Ltd Class A (United States)	147,957	6,576,689
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 1.7%
Celestica Inc (United States) (a)	53,252	15,000,023
Materials - 1.7%
Metals & Mining - 1.7%
Franco-Nevada Corp	59,767	14,798,895
TOTAL CANADA		36,375,607
DENMARK - 1.7%
Industrials - 1.7%
Air Freight & Logistics - 1.7%
DSV A/S	61,215	14,783,928
FRANCE - 3.2%
Industrials - 3.2%
Aerospace & Defense - 1.7%
Safran SA	45,665	14,942,927
Electrical Equipment - 1.5%
Legrand SA	81,908	12,724,786
TOTAL FRANCE		27,667,713
GERMANY - 7.0%
Financials - 1.7%
Insurance - 1.7%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,567	14,251,993
Industrials - 3.9%
Aerospace & Defense - 2.0%
Rheinmetall AG	9,981	16,835,814
Electrical Equipment - 1.9%
Siemens Energy AG	95,593	16,484,972
TOTAL INDUSTRIALS		33,320,786
Materials - 1.4%
Construction Materials - 1.4%
Heidelberg Materials AG	59,186	12,490,405
TOTAL GERMANY		60,063,184
INDIA - 4.0%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Bharti Airtel Ltd	649,849	12,534,716
Financials - 1.4%
Banks - 1.4%
ICICI Bank Ltd	895,988	11,674,686
Industrials - 1.1%
Transportation Infrastructure - 1.1%
Adani Ports & Special Economic Zone Ltd	726,476	10,314,585
TOTAL INDIA		34,523,987
ISRAEL - 5.5%
Financials - 3.6%
Banks - 3.2%
Bank Hapoalim BM	591,435	13,791,310
Bank Leumi Le-Israel BM	606,061	13,451,960
		27,243,270
Insurance - 0.4%
Phoenix Financial Ltd	76,391	4,032,982
TOTAL FINANCIALS		31,276,252
Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 1.9%
Next Vision Stabilized Systems Ltd	168,231	16,318,562
TOTAL ISRAEL		47,594,814
ITALY - 3.5%
Financials - 3.5%
Banks - 3.5%
Intesa Sanpaolo SpA	2,520,700	15,244,904
UniCredit SpA	208,552	14,962,314

TOTAL ITALY		30,207,218
JAPAN - 14.5%
Consumer Staples - 1.4%
Tobacco - 1.4%
Japan Tobacco Inc	314,634	12,070,577
Financials - 3.7%
Banks - 3.7%
Mitsubishi UFJ Financial Group Inc	948,504	16,061,905
Sumitomo Mitsui Financial Group Inc	481,504	15,832,008
TOTAL FINANCIALS		31,893,913
Industrials - 5.2%
Electrical Equipment - 1.1%
Fujikura Ltd	352,682	9,699,472
Industrial Conglomerates - 2.2%
Hitachi Ltd	641,040	18,805,224
Machinery - 1.9%
Kawasaki Heavy Industries Ltd	92,100	1,732,138
Mitsubishi Heavy Industries Ltd	516,335	14,187,161
		15,919,299
TOTAL INDUSTRIALS		44,423,995
Information Technology - 4.2%
Semiconductors & Semiconductor Equipment - 4.2%
Advantest Corp	87,676	12,099,873
Disco Corp	31,865	12,987,642
Tokyo Electron Ltd	45,300	11,254,828
TOTAL INFORMATION TECHNOLOGY		36,342,343
TOTAL JAPAN		124,730,828
NETHERLANDS - 5.1%
Information Technology - 5.1%
Semiconductors & Semiconductor Equipment - 5.1%
ASM International NV	22,473	17,033,473
ASML Holding NV	20,282	26,970,125

TOTAL NETHERLANDS		44,003,598
SPAIN - 4.1%
Financials - 2.0%
Banks - 2.0%
Banco Santander SA	1,563,270	17,525,380
Utilities - 2.1%
Electric Utilities - 2.1%
Iberdrola SA	767,693	17,575,692
TOTAL SPAIN		35,101,072
SWEDEN - 0.9%
Industrials - 0.9%
Building Products - 0.9%
Assa Abloy AB B Shares	216,120	7,812,282
SWITZERLAND - 3.7%
Financials - 3.7%
Capital Markets - 1.9%
UBS Group AG	412,478	16,083,918
Insurance - 1.8%
Zurich Insurance Group AG	21,979	15,535,164
TOTAL SWITZERLAND		31,619,082
TAIWAN - 6.4%
Information Technology - 6.4%
Semiconductors & Semiconductor Equipment - 6.4%
Taiwan Semiconductor Manufacturing Co Ltd	945,402	54,755,661
UNITED ARAB EMIRATES - 1.1%
Industrials - 1.1%
Transportation Infrastructure - 1.1%
Salik Co PJSC	6,577,528	9,114,316
UNITED KINGDOM - 7.2%
Consumer Staples - 1.9%
Tobacco - 1.9%
British American Tobacco PLC	277,128	16,089,727
Financials - 1.3%
Insurance - 1.3%
Aviva PLC	1,413,039	11,340,188
Industrials - 4.0%
Aerospace & Defense - 4.0%
BAE Systems PLC	514,746	15,091,584
Rolls-Royce Holdings PLC	1,256,882	19,095,085
TOTAL INDUSTRIALS		34,186,669
TOTAL UNITED KINGDOM		61,616,584
UNITED STATES - 22.7%
Consumer Discretionary - 2.8%
Hotels, Restaurants & Leisure - 2.8%
Hilton Worldwide Holdings Inc	36,356	11,055,132
InterContinental Hotels Group PLC	99,114	13,070,646
TOTAL CONSUMER DISCRETIONARY		24,125,778
Financials - 5.4%
Capital Markets - 2.8%
Moody's Corp	26,904	11,736,870
S&P Global Inc	28,152	11,974,172
		23,711,042
Financial Services - 2.6%
Mastercard Inc Class A	22,521	11,252,843
Visa Inc Class A	36,873	11,144,495
		22,397,338
TOTAL FINANCIALS		46,108,380
Industrials - 9.9%
Aerospace & Defense - 2.5%
HEICO Corp	37,308	10,229,854
TransDigm Group Inc	9,918	11,494,565
		21,724,419
Building Products - 1.2%
Trane Technologies PLC	24,854	10,357,656
Commercial Services & Supplies - 1.4%
Waste Connections Inc	73,913	12,009,069
Construction & Engineering - 1.4%
Ferrovial SE	182,127	11,848,533
Electrical Equipment - 3.4%
Eaton Corp PLC	28,764	10,288,020
Schneider Electric SE	68,075	18,542,379
		28,830,399
TOTAL INDUSTRIALS		84,770,076
Information Technology - 3.2%
Software - 3.2%
Cadence Design Systems Inc (a)	49,695	13,808,750
Synopsys Inc (a)	33,391	13,238,863
TOTAL INFORMATION TECHNOLOGY		27,047,613
Materials - 1.4%
Construction Materials - 1.4%
Holcim AG	143,034	11,823,470
TOTAL UNITED STATES		193,875,317
TOTAL COMMON STOCKS (Cost $679,757,129)		841,879,550

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $25,511,256)	3.69	25,506,155	25,511,256

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $705,268,385)	867,390,806
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(8,941,509)
NET ASSETS - 100.0%	858,449,297

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,742,042	106,100,170	88,330,956	91,029	(398)	398	25,511,256	25,506,155	0.0%
Fidelity Securities Lending Cash Central Fund	167,580	14,127,593	14,295,173	4,340	-	-	-	-	0.0%
Total	7,909,622	120,227,763	102,626,129	95,369	(398)	398	25,511,256

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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